Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use asset and lease liability
Schedule of right of use asset and lease liability

Net book
Value

Cost:
Balance as at January 1, 2019	$156
Additions to right-of-use asset	267
Balance as at December 31, 2019	$423

Accumulated amortization:
Balance as at January 1, 2019	$—
Depreciation expense for the year	(158)
Balance as at December 31, 2019	$(158)

Net book value:
Balance as at January 1, 2019	$156
Balance as at December 31, 2019	$265

Lease liability:

Carrying
Value

Balance as at January 1, 2019	$156

Additions to lease liability	267

Interest expense	16
Principal repayment	(195)
Balance as at December 31, 2019	$244
Current portion of lease liability	217
Non-current portion of lease liability	$27

Schedule of minimum annual payments under leases

Years ending December 31,

2020	$230
2021 and after	29
$259